Long-Term Loan Payable - Schedule of Long-Term Loan Payable (Parentheticals) (Details) - Long-Term Loan Payable [Member] $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Loan One [Member] | Financial Institutions [Member]
Debt Instrument [Line Items]
Long-term loan payable	$ 34
Interest rate	4.81%
Due date	Nov. 30, 2027
Loan One [Member] | Third-Party Lender [Member]
Debt Instrument [Line Items]
Long-term loan payable	$ 109
Interest rate	3.00%
Due date	Aug. 31, 2027
Loan Two [Member] | Financial Institutions [Member]
Debt Instrument [Line Items]
Long-term loan payable	$ 128
Interest rate	1.54%
Due date	Jun. 30, 2029
Loan Three [Member] | Financial Institutions [Member]
Debt Instrument [Line Items]
Long-term loan payable	$ 28
Interest rate	3.00%
Due date	Apr. 30, 2030
Loan Four [Member] | Financial Institutions [Member]
Debt Instrument [Line Items]
Long-term loan payable	$ 270
Interest rate	3.00%
Due date	Jun. 30, 2030